Equity Method Investment	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment

NOTE 10 – EQUITY METHOD INVESTMENT

In January 2019, Trxade Group, Inc. through its wholly-owned subsidiary Alliance Pharma Solution, LLC (Alliance) entered into a transaction to form SyncHealth MSO, LLC (“SyncHealth”). SyncHealth is owned by PanOptic Health, LLC (PanOptic) and Alliance. Alliance contributed $250,000 for the acquisition of a 49% equity interest in SyncHealth and the option to acquire the remaining ownership from PanOptic shareholders. Prior to March 31, 2019, $210,000 was paid with the remaining $40,000 paid in April 2019. Pursuant to the operating agreement, PanOptic owns 70% of SyncHealth and Alliance owns 30%; however, pursuant to the Letter Agreement, PanOptic will transfer to Alliance an additional 6% of SyncHealth’s membership units on May 1, 2019, an additional 6% on August 1, 2019 and an additional 7% on November 1, 2019 and at Alliance’s option, the 51% balance on January 31, 2020, upon transfer of Trxade Group, Inc. stock between 2,273,329 and 14,776,638 based on 2019 Gross Revenue Quotas.

For the three-months and six-months ended June 30, 2019, the Company recorded its equity share in the losses of SyncHealth amounting to $58,850 and $87,822, respectively.